RESTRICTED CASH (Tables)	12 Months Ended
Mar. 31, 2026
RESTRICTED CASH
Schedule of restricted cash
	March 31, 2026	March 31, 2025
	($)	($)
IKE	85,008	85,008
DUKE	77,812	77,812
JOY	337,961	337,961
Other	13,765	14,047
	514,546	514,828